Shareholder Report, Holdings (Details) - C000017543	Dec. 31, 2025
FIXED INC CLEARING CORP.REPO
Holdings [Line Items]
Percent of Net Asset Value	9.70%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Helikon Long Short Equity Fund ICAV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Voloridge Trading Aggressive Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Kotak Flexicap Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Mauritius
Holdings [Line Items]
Percent of Net Asset Value	2.00%
France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%